3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and banks	R$ 692,742	R$ 575,863
Cash equivalents	3,415,199	1,506,082
Cash investments	193,715	183,850
Level 1 [member] | At fair value [member]
Assets
Cash and banks	692,742	575,863
Cash equivalents	3,415,199	1,506,082
Cash investments	204,056	217,792
Level 2 [member] | At fair value [member]
Liabilities
Derivative financial instruments	10,967	1,152
Level 3 [member] | At fair value [member]
Assets
Held-for-sale financial asset		R$ 1,474,699